SCHEDULE OF BANK BORROWINGS (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
Short-Term Debt [Line Items]
Short-term bank borrowings		$ 2,692,654	$ 2,648,199
Subtotal		2,938,338	2,814,862
Total		2,994,719
Borrowings [Member]
Short-Term Debt [Line Items]
Subtotal		2,938,338	2,814,862
Total		5,687,373	5,586,360
Borrowings [Member] | Bank Of Jiaxing [Member]
Short-Term Debt [Line Items]
Short-term bank borrowings	[1]	2,692,654	2,648,199
Long-term bank borrowings, current portion	[1]	56,381	123,299
Subtotal		2,749,035	2,771,498
Long-term borrowings non-current portion	[1]	$ 2,938,338	$ 2,814,862

[1]	During the fiscal years ended December 31,2024 and 2025, the Company continuously entered into certain bank borrowings for the purpose of obtaining financing. The bank borrowings were joint secured by Mr. Ming-Chao Huang and Ms. Shu-Hui Cai, the shareholders of the Company, and pledged by the Company’s property, plant and equipment amounting to US$3,894,697 and US$3,820,949 as of December 31, 2024 and 2025, respectively.